Pension obligations (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of additional information about defined benefit plans [Table Text Block]
	Year ended
	Dec. 31, 2018	Dec. 31, 2017
Opening defined benefit obligation:	$383,054	$349,165
Current service costs	11,032	10,707
Past service cost related to the new collective bargaining agreement	383	10,442
Interest cost	12,009	12,602
Benefits paid from plan	(29,499)	(33,721)
Benefits paid from employer	(1,998)	(999)
Participant contributions	98	93
Effects of movements in exchange rates	(32,015)	24,440
Remeasurement actuarial (gains)/losses:
Arising from changes in demographic assumptions	—	1,598
Arising from changes in financial assumptions	(11,585)	9,402
Arising from experience adjustments	(2,112)	(675)
Settlement payments from plan assets	(120,018)	—
Loss on settlement (note 6e)	2,163	—

Closing defined benefit obligation	$211,512	$383,054

Disclosure of additional information about defined benefit plans, balance by member group [Table Text Block]
	Dec. 31, 2018	Dec. 31, 2017	Jan 1, 2017
Active members	$200,591	$250,965	$235,815
Deferred members	723	4,304	3,636
Retired members	10,198	127,785	109,714
Closing defined benefit obligation	$211,512	$383,054	$349,165

Disclosure of changes in fair value of plan assets [Table Text Block]
	Year ended
	Dec. 31, 2018	Dec. 31, 2017
Opening fair value of plan assets:	$341,432	$296,151
Interest income	11,033	11,005
Remeasurements losses:
Return on plan assets (excluding amounts included in net interest expense)	(15,296)	24,437
Contributions from the employer	17,020	22,484
Employer direct benefit payments	1,998	999
Contributions from plan participants	98	93
Benefit payment from employer	(1,998)	(999)
Administrative expenses paid from plan assets	(83)	(80)
Benefits paid	(29,499)	(33,721)
Settlement payments from plan assets	(120,018)	—
Effects of changes in foreign exchange rates	(28,892)	21,063
Closing fair value of plan assets	$175,795	$341,432

Disclosure of net defined benefit liability (asset) [Table Text Block]
	Dec. 31, 2018	Dec. 31, 2017	Jan. 1, 2017
Present value of funded defined benefit obligation	$195,283	$365,655	$333,720
Fair value of plan assets	(175,795)	(341,432)	(296,151)
Present value of unfunded defined benefit obligation	16,229	17,399	15,445
Net liability arising from defined benefit obligation	$35,717	$41,622	$53,014

Disclosure of detailed information about pension obligation [Table Text Block]
	Dec. 31, 2018	Dec. 31, 2017	Jan. 1, 2017
Pension obligation - current (note 14)	$11,854	$19,401	$24,635
Pension obligation - non-current	23,863	22,221	28,379
Total pension obligation	$35,717	$41,622	$53,014

Disclosure of detailed information about pension expense [Table Text Block]
	Dec. 31, 2018	Dec. 31, 2017
Service costs:
Current service cost	$11,032	$10,707
Past service cost	383	10,442
Loss on settlement (note 6e)	2,163	—
Total service cost	13,578	21,149
Net interest expense	976	1,597
Administration cost	83	80
Defined benefit pension expense	$14,637	$22,826

Defined contribution pension expense	$1,469	$908

Disclosure of detailed information about remeasurement on the net defined benefit liability [Table Text Block]
	Dec. 31, 2018	Dec. 31, 2017
(Return)/loss on plan assets (excluding amounts included in net interest expense)	$15,296	$(24,437)
Actuarial gains arising from changes in demographic assumptions	—	1,598
Actuarial losses/(gains) arising from changes in financial assumptions	(11,585)	9,402
Actuarial gains arising from experience adjustments	(2,112)	(675)
Defined benefit loss/(gain) related to remeasurement	$1,599	$(14,112)

Total pension cost	$17,705	$9,622

Disclosure of defined benefit plan, assumptions used [Table Text Block]
	2018	2017
Defined benefit cost:
Discount rate - benefit obligations	3.45%	3.69%
Discount rate - service cost	3.50%	3.82%
Expected rate of salary increase[1]	2.75%	2.75%
Average longevity at retirement age for current pensioners (years)[2] :
Males	21.0	20.9
Females	23.7	23.3
Defined benefit obligation:
Discount rate	3.73%	3.45%
Expected rate of salary increase[1]	2.75%	2.75%
Average longevity at retirement age for current pensioners (years)[2] :
Males	21.1	21.0
Females	23.9	23.7
Average longevity at retirement age for current employees (future pensioners) (years)[2] :
Males	23.0	22.9
Females	25.6	25.5

Disclosure of fair value of plan assets [Table Text Block]
December 31, 2018	Level 1	Level 2	Level 3	Total
Investments:
Money market instruments	$3,072	$—	$—	$3,072
Pooled equity funds	53,329	—	—	53,329
Pooled fixed income funds	—	91,854	—	91,854
Alternative investment funds	—	26,871	—	26,871
Balanced funds	—	669	—	669
	$56,401	$119,394	$—	$175,795

December 31, 2017	Level 1	Level 2	Level 3	Total
Investments:
Money market instruments	$4,625	$—	$—	$4,625
Pooled equity funds	116,027	—	—	116,027
Pooled fixed income funds	—	189,964	—	189,964
Alternative investment funds	—	30,699	—	30,699
Balanced funds	—	117	—	117
	$120,652	$220,780	$—	$341,432

January 1, 2017	Level 1	Level 2	Level 3	Total
Investments:
Money market instruments	$4,515	$—	$—	$4,515
Pooled equity funds	121,103	—	—	121,103
Pooled fixed income funds	—	143,489	—	143,489
Alternative investment funds	—	26,404	—	26,404
Balanced funds	—	640	—	640
	$125,618	$170,533	$—	$296,151